As filed with the Securities and Exchange Commission on August 13, 2019

1933 Act File No. 033-58846

1940 Act File No. 811-07538

 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	__

Post-Effective Amendment No. 119	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 118	X

LORD ABBETT SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.
Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 13th day of August, 2019.

LORD ABBETT SECURITIES TRUST

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis* James L.L. Tullis	Chairman and Trustee	August 13, 2019

Douglas B. Sieg* Douglas B. Sieg	President, CEO, and Trustee	August 13, 2019

Eric C. Fast* Eric C. Fast	Trustee	August 13, 2019

Evelyn E. Guernsey* Evelyn E. Guernsey	Trustee	August 13, 2019

Julie A. Hill* Julie A. Hill	Trustee	August 13, 2019

Kathleen M. Lutito* Kathleen M. Lutito	Trustee	August 13, 2019

James M. McTaggart* James M. McTaggart	Trustee	August 13, 2019

Karla M. Rabusch* Karla M. Rabusch	Trustee	August 13, 2019

Mark A. Schmid*	Trustee	August 13, 2019
Mark A. Schmid

*BY:	/s/ John T. Fitzgerald John T. Fitzgerald Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on July 26, 2019.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase